Share-based awards and other equity instruments - Stock options fair value assumptions (Details) - € / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-based Payment Arrangement [Abstract]
Risk-free interest rate	(0.46%)	(0.20%)	(0.56%)
Expected volatility	71.00%	60.00%	50.00%
Expected life (in years)	4 years 4 months 28 days	4 years 1 month 13 days	4 years 6 months
Dividend yield	0.00%	0.00%	0.00%
Weighted-average estimated fair value of options granted during the year (in EUR per share)	€ 4	€ 1	€ 4